Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 6, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

HARTFORD GLOBAL HEALTH HLS FUND (Prospectus Summary) I | HARTFORD GLOBAL HEALTH HLS FUND

SUPPLEMENT

DATED MAY 6, 2011 TO

HARTFORD GLOBAL HEALTH HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011

Effective August 5, 2011, the name of the Hartford Global Health HLS Fund (the ���Fund���) will be changed to ���Hartford Healthcare HLS Fund.���

Accordingly, effective August 5, 2011, on the front cover of the above referenced Prospectus and Summary Prospectus, the Fund���s name is changed to Hartford Healthcare HLS Fund and conforming changes are made throughout the Prospectus and Summary Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
HARTFORD GLOBAL HEALTH HLS FUND (Prospectus Summary) I | HARTFORD GLOBAL HEALTH HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001053425_SupplementTextBlock

SUPPLEMENT

DATED MAY 6, 2011 TO

HARTFORD GLOBAL HEALTH HLS FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011

Effective August 5, 2011, the name of the Hartford Global Health HLS Fund (the ���Fund���) will be changed to ���Hartford Healthcare HLS Fund.���

Accordingly, effective August 5, 2011, on the front cover of the above referenced Prospectus and Summary Prospectus, the Fund���s name is changed to Hartford Healthcare HLS Fund and conforming changes are made throughout the Prospectus and Summary Prospectus.

HARTFORD GLOBAL HEALTH HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIAHX
HARTFORD GLOBAL HEALTH HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGHX